UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                 ARDEN SAGE MULTI-STRATEGY MASTER FUND, L.L.C.

                INVESTMENT COMPANY ACT FILE NUMBER:   811-22223

                                   REGISTRANT
                 ARDEN SAGE MULTI-STRATEGY MASTER FUND, L.L.C.
                          375 PARK AVENUE, 32ND FLOOR
                               NEW YORK, NY 10152
                                 (212)-751-5252

                               AGENT FOR SERVICE
                               CRAIG KRAWIEC, CEO
                          375 PARK AVENUE, 32ND FLOOR
                               NEW YORK, NY 10152
                                 (212)-751-5252


                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2012 TO JUNE 30, 2013
                                    ________

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NAME OF ISSUER:                      Altima Global Special Situations Fund, Ltd.
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EXCHANGE TICKER/CUSIP:  N/A
MEETING DATE: October 30, 2012


  PROPOSAL CAST           SPONSOR     MANAGEMENT RECOMMENDATION         VOTE
--------------------------------------------------------------------------------
1. Shareholder vote
   requested for the
   restructuring of
   the issuer's
   investment in El
   Tejar, Ltd.            Issuer                 For                     For
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                                    ________

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Arden Sage Multi-Strategy Master Fund, L.L.C.

/s/ Craig Krawiec

Chief Executive Officer

Date:  August 14, 2013